Summary of significant accounting policies (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Research and development costs | $	$ 163		$ 475		$ 852
Advertising and promotional expenses | $	$ 13		$ 13		$ 17
ZHEJIANG TIANLAN
Research and development costs		¥ 12,873		¥ 13,808		¥ 18,895
Advertising and promotional expenses		4		58		24
ZHEJIANG JIAHUAN
Research and development costs		¥ 11,874		¥ 8,814		¥ 6,982